Financial Assets at Amortized Cost	12 Months Ended
Dec. 31, 2021
Financial Assets at Amortized Cost [Abstract]
Financial Assets at Amortized Cost
11.	Financial Assets at Amortized Cost
Financial assets at amortized cost as of December 31, 2020 and 2021 are as follows:

		2020
		Financial assets at amortized cost	Government grants	Allowance for doubtful accounts	Others	Book value
		In millions of won
Government bonds	￦	1,422	—	—	—	1,422
Others		13,000	—	—	—	13,000

	￦	14,422	—	—	—	14,422

Current	￦	13,149	—	—	—	13,149
Non-current		1,273	—	—	—	1,273

		2021
		Financial assets at amortized cost	Government grants	Allowance for doubtful accounts	Others	Book value
		In millions of won
Government bonds	￦	1,308	—	—	—	1,308
Others		23,965	—	—	—	23,965

	￦	25,273	—	—	—	25,273

Current	￦	15,422	—	—	—	15,422
Non-current		9,851	—	—	—	9,851